Distribution Date:	06/16/23	Wells Fargo Commercial Mortgage Trust 2021-C60
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2021-C60

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		A.J. Sfarra		A.J. Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Bond / Collateral Reconciliation - Balances	10		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-18
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	19-21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Principal Prepayment Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	24				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	26	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003DBA5	0.733000%	17,659,000.00	8,630,227.20	279,433.30	5,271.63	0.00	0.00	284,704.93	8,350,793.90	98.87%	97.64%
A-2	95003DBB3	2.042000%	45,569,000.00	45,569,000.00	0.00	77,543.25	0.00	0.00	77,543.25	45,569,000.00	92.71%	91.55%
A-SB	95003DBR8	2.130000%	24,458,000.00	24,458,000.00	0.00	43,412.95	0.00	0.00	43,412.95	24,458,000.00	89.40%	88.29%
A-3	95003DBD9	2.061000%	121,000,000.00	121,000,000.00	0.00	207,817.50	0.00	0.00	207,817.50	121,000,000.00	73.03%	72.12%
A-4	95003DBJ6	2.342000%	315,357,000.00	315,357,000.00	0.00	615,471.75	0.00	0.00	615,471.75	315,357,000.00	30.38%	30.00%
A-S	95003DCG1	2.547000%	58,019,000.00	58,019,000.00	0.00	123,145.33	0.00	0.00	123,145.33	58,019,000.00	22.53%	22.25%
B	95003DBW7	2.730000%	34,624,000.00	34,624,000.00	0.00	78,769.60	0.00	0.00	78,769.60	34,624,000.00	17.85%	17.63%
C	95003DCB2	2.738000%	29,010,000.00	29,010,000.00	0.00	66,191.15	0.00	0.00	66,191.15	29,010,000.00	13.92%	13.75%
D	95003DAC2	2.500000%	11,192,000.00	11,192,000.00	0.00	23,316.67	0.00	0.00	23,316.67	11,192,000.00	12.41%	12.26%
E-RR	95003DAF5	3.868489%	14,074,000.00	14,074,000.00	0.00	45,370.93	0.00	0.00	45,370.93	14,074,000.00	10.51%	10.38%
F-RR	95003DAH1	3.868489%	17,780,000.00	17,780,000.00	0.00	57,318.11	0.00	0.00	57,318.11	17,780,000.00	8.10%	8.00%
G-RR	95003DAK4	3.868489%	9,358,000.00	9,358,000.00	0.00	30,167.77	0.00	0.00	30,167.77	9,358,000.00	6.84%	6.75%
H-RR	95003DAM0	3.868489%	9,358,000.00	9,358,000.00	0.00	30,167.77	0.00	0.00	30,167.77	9,358,000.00	5.57%	5.50%
J-RR	95003DAP3	3.868489%	7,486,000.00	7,486,000.00	0.00	24,132.93	0.00	0.00	24,132.93	7,486,000.00	4.56%	4.50%
K-RR	95003DAR9	3.868489%	8,422,000.00	8,422,000.00	0.00	27,150.35	0.00	0.00	27,150.35	8,422,000.00	3.42%	3.38%
L-RR	95003DAT5	3.868489%	11,230,000.00	11,230,000.00	0.00	36,202.61	0.00	0.00	36,202.61	11,230,000.00	1.90%	1.88%
M-RR*	95003DAV0	3.868489%	14,037,042.00	14,037,042.00	0.00	25,194.17	0.00	0.00	25,194.17	14,037,042.00	0.00%	0.00%
R	95003DAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95003DAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			748,633,042.00	739,604,269.20	279,433.30	1,516,644.47	0.00	0.00	1,796,077.77	739,324,835.90

X-A	95003DBP2	1.656083%	524,043,000.00	515,014,227.20	0.00	710,755.40	0.00	0.00	710,755.40	514,734,793.90
X-B	95003DBQ0	1.223858%	121,653,000.00	121,653,000.00	0.00	124,071.69	0.00	0.00	124,071.69	121,653,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	95003DAA6	1.368489%	11,192,000.00	11,192,000.00	0.00	12,763.44	0.00	0.00	12,763.44	11,192,000.00
Notional SubTotal			656,888,000.00	647,859,227.20	0.00	847,590.53	0.00	0.00	847,590.53	647,579,793.90

Deal Distribution Total					279,433.30	2,364,235.00	0.00	0.00	2,643,668.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003DBA5	488.71551050	15.82384620	0.29852370	0.00000000	0.00000000	0.00000000	0.00000000	16.12236990	472.89166431
A-2	95003DBB3	1,000.00000000	0.00000000	1.70166670	0.00000000	0.00000000	0.00000000	0.00000000	1.70166670	1,000.00000000
A-SB	95003DBR8	1,000.00000000	0.00000000	1.77500000	0.00000000	0.00000000	0.00000000	0.00000000	1.77500000	1,000.00000000
A-3	95003DBD9	1,000.00000000	0.00000000	1.71750000	0.00000000	0.00000000	0.00000000	0.00000000	1.71750000	1,000.00000000
A-4	95003DBJ6	1,000.00000000	0.00000000	1.95166668	0.00000000	0.00000000	0.00000000	0.00000000	1.95166668	1,000.00000000
A-S	95003DCG1	1,000.00000000	0.00000000	2.12250004	0.00000000	0.00000000	0.00000000	0.00000000	2.12250004	1,000.00000000
B	95003DBW7	1,000.00000000	0.00000000	2.27500000	0.00000000	0.00000000	0.00000000	0.00000000	2.27500000	1,000.00000000
C	95003DCB2	1,000.00000000	0.00000000	2.28166667	0.00000000	0.00000000	0.00000000	0.00000000	2.28166667	1,000.00000000
D	95003DAC2	1,000.00000000	0.00000000	2.08333363	0.00000000	0.00000000	0.00000000	0.00000000	2.08333363	1,000.00000000
E-RR	95003DAF5	1,000.00000000	0.00000000	3.22374094	0.00000000	0.00000000	0.00000000	0.00000000	3.22374094	1,000.00000000
F-RR	95003DAH1	1,000.00000000	0.00000000	3.22374072	0.00000000	0.00000000	0.00000000	0.00000000	3.22374072	1,000.00000000
G-RR	95003DAK4	1,000.00000000	0.00000000	3.22374118	0.00000000	0.00000000	0.00000000	0.00000000	3.22374118	1,000.00000000
H-RR	95003DAM0	1,000.00000000	0.00000000	3.22374118	0.00000000	0.00000000	0.00000000	0.00000000	3.22374118	1,000.00000000
J-RR	95003DAP3	1,000.00000000	0.00000000	3.22374165	0.00000000	0.00000000	0.00000000	0.00000000	3.22374165	1,000.00000000
K-RR	95003DAR9	1,000.00000000	0.00000000	3.22374139	0.00000000	0.00000000	0.00000000	0.00000000	3.22374139	1,000.00000000
L-RR	95003DAT5	1,000.00000000	0.00000000	3.22374087	0.00000000	0.00000000	0.00000000	0.00000000	3.22374087	1,000.00000000
M-RR	95003DAV0	1,000.00000000	0.00000000	1.79483470	1.42890646	7.88547046	0.00000000	0.00000000	1.79483470	1,000.00000000
R	95003DAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95003DAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003DBP2	982.77093139	0.00000000	1.35629214	0.00000000	0.00000000	0.00000000	0.00000000	1.35629214	982.23770549
X-B	95003DBQ0	1,000.00000000	0.00000000	1.01988188	0.00000000	0.00000000	0.00000000	0.00000000	1.01988188	1,000.00000000
X-D	95003DAA6	1,000.00000000	0.00000000	1.14040743	0.00000000	0.00000000	0.00000000	0.00000000	1.14040743	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/23 - 05/30/23	30	0.00	5,271.63	0.00	5,271.63	0.00	0.00	0.00	5,271.63	0.00
A-2	05/01/23 - 05/30/23	30	0.00	77,543.25	0.00	77,543.25	0.00	0.00	0.00	77,543.25	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	43,412.95	0.00	43,412.95	0.00	0.00	0.00	43,412.95	0.00
A-3	05/01/23 - 05/30/23	30	0.00	207,817.50	0.00	207,817.50	0.00	0.00	0.00	207,817.50	0.00
A-4	05/01/23 - 05/30/23	30	0.00	615,471.75	0.00	615,471.75	0.00	0.00	0.00	615,471.75	0.00
X-A	05/01/23 - 05/30/23	30	0.00	710,755.40	0.00	710,755.40	0.00	0.00	0.00	710,755.40	0.00
X-B	05/01/23 - 05/30/23	30	0.00	124,071.69	0.00	124,071.69	0.00	0.00	0.00	124,071.69	0.00
A-S	05/01/23 - 05/30/23	30	0.00	123,145.33	0.00	123,145.33	0.00	0.00	0.00	123,145.33	0.00
B	05/01/23 - 05/30/23	30	0.00	78,769.60	0.00	78,769.60	0.00	0.00	0.00	78,769.60	0.00
C	05/01/23 - 05/30/23	30	0.00	66,191.15	0.00	66,191.15	0.00	0.00	0.00	66,191.15	0.00
X-D	05/01/23 - 05/30/23	30	0.00	12,763.44	0.00	12,763.44	0.00	0.00	0.00	12,763.44	0.00
D	05/01/23 - 05/30/23	30	0.00	23,316.67	0.00	23,316.67	0.00	0.00	0.00	23,316.67	0.00
E-RR	05/01/23 - 05/30/23	30	0.00	45,370.93	0.00	45,370.93	0.00	0.00	0.00	45,370.93	0.00
F-RR	05/01/23 - 05/30/23	30	0.00	57,318.11	0.00	57,318.11	0.00	0.00	0.00	57,318.11	0.00
G-RR	05/01/23 - 05/30/23	30	0.00	30,167.77	0.00	30,167.77	0.00	0.00	0.00	30,167.77	0.00
H-RR	05/01/23 - 05/30/23	30	0.00	30,167.77	0.00	30,167.77	0.00	0.00	0.00	30,167.77	0.00
J-RR	05/01/23 - 05/30/23	30	0.00	24,132.93	0.00	24,132.93	0.00	0.00	0.00	24,132.93	0.00
K-RR	05/01/23 - 05/30/23	30	0.00	27,150.35	0.00	27,150.35	0.00	0.00	0.00	27,150.35	0.00
L-RR	05/01/23 - 05/30/23	30	0.00	36,202.61	0.00	36,202.61	0.00	0.00	0.00	36,202.61	0.00
M-RR	05/01/23 - 05/30/23	30	90,339.83	45,251.79	0.00	45,251.79	20,057.62	0.00	0.00	25,194.17	110,688.68
Totals			90,339.83	2,384,292.62	0.00	2,384,292.62	20,057.62	0.00	0.00	2,364,235.00	110,688.68

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (EC)	95003DBD9	2.061000%	121,000,000.00	121,000,000.00	0.00	207,817.50	0.00	0.00	207,817.50	121,000,000.00
A-4 (EC)	95003DBJ6	2.342000%	315,357,000.00	315,357,000.00	0.00	615,471.75	0.00	0.00	615,471.75	315,357,000.00
A-S (EC)	95003DCG1	2.547000%	58,019,000.00	58,019,000.00	0.00	123,145.33	0.00	0.00	123,145.33	58,019,000.00
B (EC)	95003DBW7	2.730000%	34,624,000.00	34,624,000.00	0.00	78,769.60	0.00	0.00	78,769.60	34,624,000.00
C (EC)	95003DCB2	2.738000%	29,010,000.00	29,010,000.00	0.00	66,191.15	0.00	0.00	66,191.15	29,010,000.00
Regular Interest Total			558,010,000.00	558,010,000.00	0.00	1,091,395.33	0.00	0.00	1,091,395.33	558,010,000.00

Exchangeable Certificate Details
A-3-1	95003DBE7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95003DBF4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95003DBG2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95003DBH0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	95003DBK3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003DBL1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003DBM9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003DBN7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	95003DBS6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003DBU1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003DBV9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	95003DBX5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003DBT4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003DBY3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	9500D3BZ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003DCA4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	95003DCC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003DCD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003DCE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003DCF3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	95003DBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	95003DBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	95003DBK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003DBL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003DBS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003DBX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003DBY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003DBT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95003DCC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003DCD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	95003DBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	95003DBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	95003DBM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003DBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003DBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003DBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	9500D3BZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003DCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003DCE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003DCF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	2,643,668.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,396,506.16	Master Servicing Fee	4,188.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,046.97
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.44
ARD Interest	0.00	Operating Advisor Fee	1,178.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,396,506.16	Total Fees	12,213.60

Principal		Expenses/Reimbursements
Scheduled Principal	279,433.30	Reimbursement for Interest on Advances	420.68
Unscheduled Principal Collections		ASER Amount	12,636.94
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	279,433.30	Total Expenses/Reimbursements	20,057.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,364,235.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	279,433.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,643,668.30
Total Funds Collected	2,675,939.46	Total Funds Distributed	2,675,939.52

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	739,604,269.78	739,604,269.78	Beginning Certificate Balance	739,604,269.20
(-) Scheduled Principal Collections	279,433.30	279,433.30	(-) Principal Distributions	279,433.30
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	739,324,836.48	739,324,836.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	739,745,078.08	739,745,078.08	Ending Certificate Balance	739,324,835.90
Ending Actual Collateral Balance	739,480,603.84	739,480,603.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.58)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.58)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.87%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	847,058.00	0.11%	97	4.3900	2.226300	1.75 or less	19	221,115,930.07	29.91%	93	4.1329	1.501310
1,000,001 to 2,000,000	1	2,000,000.00	0.27%	97	2.8500	7.712800	1.76 to 2.00	9	93,488,400.96	12.65%	84	3.9002	1.868040
2,000,001 to 3,000,000	3	6,644,510.93	0.90%	95	4.2934	2.098782	2.01 to 2.25	7	57,504,705.87	7.78%	94	4.0468	2.092130
3,000,001 to 4,000,000	7	23,265,227.45	3.15%	96	4.4013	1.955068	2.26 to 2.50	7	128,692,141.53	17.41%	97	3.6412	2.439380
4,000,001 to 5,000,000	7	33,349,147.66	4.51%	93	3.7947	2.588081	2.51 to 2.75	5	70,376,569.80	9.52%	94	3.3491	2.634726
5,000,001 to 6,000,000	8	44,834,709.59	6.06%	95	4.6008	2.283873	2.76 to 3.00	3	29,875,622.38	4.04%	95	4.0868	2.833725
6,000,001 to 7,000,000	5	32,361,940.64	4.38%	96	4.5969	1.964011	3.01 or greater	13	135,851,954.94	18.38%	83	3.1918	3.887431
7,000,001 to 8,000,000	4	30,524,454.94	4.13%	79	3.9974	2.742256	Totals	64	739,324,836.48	100.00%	91	3.7627	2.358747
8,000,001 to 10,000,000	5	43,666,652.16	5.91%	92	4.0273	2.396796
10,000,001 to 15,000,000	6	70,838,306.45	9.58%	97	3.5629	2.462315
15,000,001 to 20,000,000	7	133,153,627.01	18.01%	75	3.4118	2.740118
20,000,001 to 30,000,000	7	172,839,201.65	23.38%	95	3.6676	2.126847
30,000,001 to 50,000,000	2	85,000,000.00	11.50%	96	3.8549	2.020879
50,000,001 or greater	1	60,000,000.00	8.12%	97	3.2300	2.464100
Totals	64	739,324,836.48	100.00%	91	3.7627	2.358747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	7	67,775,349.85	9.17%	93	3.7006	2.524478	Totals	106	739,324,836.48	100.00%	91	3.7627	2.358747
Arkansas	1	7,260,000.00	0.98%	97	3.0218	3.608800
									Property Type³
California	19	142,029,633.08	19.21%	95	3.6833	2.450696
Connecticut	1	10,824,017.77	1.46%	97	3.8500	1.877200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	27,032,068.60	3.66%	80	4.3427	2.577166		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	11,180,592.26	1.51%	95	5.8229	1.866378	Industrial	20	122,626,447.51	16.59%	97	3.2905	2.819663
Idaho	1	864,492.18	0.12%	36	2.9000	3.746100	Lodging	4	28,070,003.96	3.80%	76	5.1337	2.428674
Illinois	9	41,500,000.00	5.61%	95	4.0607	2.403920	Mixed Use	2	29,540,553.78	4.00%	97	4.6197	1.227740
Indiana	1	3,207,648.92	0.43%	96	4.7400	1.737800	Mobile Home Park	3	9,075,508.30	1.23%	96	4.4936	1.694192
Iowa	1	19,253,627.01	2.60%	37	3.3580	1.773800	Multi-Family	33	168,099,802.81	22.74%	96	4.0395	2.088453
Kansas	1	4,687,500.00	0.63%	95	3.8800	3.152800	Office	6	127,568,689.71	17.25%	92	3.0719	2.968521
Kentucky	1	5,993,609.03	0.81%	95	4.9900	1.968600	Other	2	16,357,147.15	2.21%	97	3.6571	1.924824
Louisiana	4	27,045,945.01	3.66%	89	3.3934	3.252914	Retail	27	210,868,446.68	28.52%	82	3.6853	2.038209
Michigan	1	847,058.00	0.11%	97	4.3900	2.226300	Self Storage	9	58,533,609.03	7.92%	96	4.1608	2.930884
Minnesota	1	3,350,000.00	0.45%	95	4.1500	2.035900	Totals	106	739,324,836.48	100.00%	91	3.7627	2.358747
New Jersey	2	7,033,748.26	0.95%	91	4.6964	1.899298
New York	21	175,116,147.15	23.69%	91	3.3338	2.251515
North Carolina	5	11,754,964.87	1.59%	96	4.3651	2.082557
North Dakota	1	22,750,000.00	3.08%	97	4.3400	1.729200
Ohio	4	33,670,492.79	4.55%	79	4.1445	1.902315
Pennsylvania	4	68,830,277.30	9.31%	96	3.2651	2.579260
South Carolina	2	8,175,012.46	1.11%	86	4.8681	2.942642
Tennessee	3	6,736,311.32	0.91%	76	3.0863	3.698085
Texas	6	28,815,122.46	3.90%	95	4.0266	2.631421
Virginia	3	35,006,590.61	4.73%	95	4.0009	1.946303

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	18	293,502,915.69	39.70%	86	3.1187	2.930941	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	5	109,398,647.87	14.80%	94	3.6808	1.925521	13 months to 24 months	39	477,216,662.18	64.55%	91	3.7765	2.423197
	3.751% to 4.000%	9	121,435,517.77	16.43%	95	3.8993	2.372619	25 months to 36 months	21	221,004,817.46	29.89%	93	3.7260	2.389019
	4.001% to 4.250%	7	32,819,942.98	4.44%	95	4.0726	1.906196	37 months to 48 months	4	41,103,356.84	5.56%	80	3.8001	1.447706
	4.251% to 4.500%	10	64,629,110.70	8.74%	90	4.3837	1.886728	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	70,140,582.00	9.49%	93	4.6552	1.454071	Totals	64	739,324,836.48	100.00%	91	3.7627	2.358747
	4.751% to 5.000%	4	35,195,927.29	4.76%	96	4.9205	1.842765
	5.001% or greater	2	12,202,192.18	1.65%	96	6.0380	2.747453
	Totals	64	739,324,836.48	100.00%	91	3.7627	2.358747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	46,518,081.95	6.29%	37	3.3091	2.987227	Interest Only	33	449,977,705.66	60.86%	92	3.4494	2.592696
	61 months or greater	61	692,806,754.53	93.71%	95	3.7932	2.316548	240 months or less	1	5,326,569.80	0.72%	95	7.0680	2.691500
	Totals	64	739,324,836.48	100.00%	91	3.7627	2.358747	241 months to 300 months	1	3,207,648.92	0.43%	96	4.7400	1.737800
								301 months or greater	29	280,812,912.10	37.98%	90	4.1909	1.984646
								Totals	64	739,324,836.48	100.00%	91	3.7627	2.358747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	59,597,019.13	8.06%	93	3.6883	2.650295			No outstanding loans in this group
	12 months or less	56	679,727,817.35	91.94%	91	3.7692	2.333185
	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	739,324,836.48	100.00%	91	3.7627	2.358747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310957748	IN	Lansdale	PA	Actual/360	3.230%	166,883.33	0.00	0.00	N/A	07/11/31	--	60,000,000.00	60,000,000.00	06/11/23
1A	310958913	IN	Lansdale	PA	Actual/360	3.230%	13,906.94	0.00	0.00	N/A	07/11/31	--	5,000,000.00	5,000,000.00	06/11/23
2	324091008	OF	New York	NY	Actual/360	2.692%	69,545.92	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	06/06/23
2A	324091010	OF	New York	NY	Actual/360	2.692%	46,363.94	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	06/06/23
3	300572200	RT	Malibu	CA	Actual/360	3.750%	155,000.00	0.00	0.00	N/A	05/06/31	--	48,000,000.00	48,000,000.00	06/06/23
4	325100004	MF	DeKalb	IL	Actual/360	3.991%	127,157.69	0.00	0.00	N/A	07/06/31	--	37,000,000.00	37,000,000.00	06/06/23
5	610955554	OF	Torrance	CA	Actual/360	3.281%	76,848.31	0.00	0.00	N/A	06/11/31	--	27,200,000.00	27,200,000.00	06/11/23
6	325100006	RT	Phoenix	AZ	Actual/360	3.521%	78,497.48	41,260.44	0.00	N/A	12/06/30	--	25,889,908.31	25,848,647.87	06/01/23
7	325100007	IN	Various	CA	Actual/360	3.209%	53,616.48	0.00	0.00	N/A	06/06/31	--	19,400,000.00	19,400,000.00	06/06/23
7A	325100107	IN	Various	CA	Actual/360	3.209%	13,818.68	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	06/06/23
8	300572212	MU	Cleveland	OH	Actual/360	4.680%	94,991.29	30,487.03	0.00	N/A	07/01/31	--	23,571,040.81	23,540,553.78	06/01/23
9	28002410	MF	Bronx	NY	Actual/360	3.806%	76,035.42	0.00	0.00	N/A	07/06/31	--	23,200,000.00	23,200,000.00	06/06/23
10	300572224	MF	Minot	ND	Actual/360	4.340%	85,021.81	0.00	0.00	N/A	07/06/31	--	22,750,000.00	22,750,000.00	06/06/23
11	28002408	RT	Long Island City	NY	Actual/360	3.728%	65,167.51	0.00	0.00	N/A	07/06/31	--	20,300,000.00	20,300,000.00	06/06/23
12	325100012	RT	White Plains	NY	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	02/01/30	--	20,000,000.00	20,000,000.00	05/01/23
13	310958192	RT	Council Bluffs	IA	Actual/360	3.358%	55,767.87	32,463.28	0.00	N/A	07/11/26	--	19,286,090.29	19,253,627.01	06/11/23
14	310958074	Various Various		Various	Actual/360	2.900%	49,944.44	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	06/11/23
15	307331235	MF	Torrance	CA	Actual/360	3.890%	60,295.00	0.00	0.00	N/A	04/06/31	--	18,000,000.00	18,000,000.00	06/06/23
16	300572221	SS	Murrieta	CA	Actual/360	4.880%	69,336.67	0.00	0.00	N/A	07/06/31	--	16,500,000.00	16,500,000.00	06/06/23
17	325100017	IN	Elmwood	LA	Actual/360	2.850%	36,812.50	0.00	0.00	N/A	07/06/31	--	15,000,000.00	15,000,000.00	06/06/23
18	307331231	OF	Herndon	VA	Actual/360	4.020%	33,362.81	14,494.09	0.00	N/A	04/06/31	--	9,637,789.41	9,623,295.32	06/06/23
18A	307331232	OF	Herndon	VA	Actual/360	4.020%	16,681.41	7,247.04	0.00	N/A	04/06/31	--	4,818,894.70	4,811,647.66	06/06/23
19	310957666	RT	Tucson	AZ	Actual/360	3.408%	39,631.67	22,517.82	0.00	N/A	07/11/31	--	13,504,659.35	13,482,141.53	06/11/23
20	307331242	MF	Hartford	CT	Actual/360	3.850%	35,936.45	15,632.46	0.00	N/A	07/06/31	--	10,839,650.23	10,824,017.77	06/06/23
21	300572225	98	New York	NY	Actual/360	3.450%	30,671.55	17,078.09	0.00	N/A	07/06/31	--	10,324,225.24	10,307,147.15	06/06/23
22	28002404	MF	Charlottesville	VA	Actual/360	3.650%	33,473.54	0.00	0.00	N/A	07/06/31	--	10,650,000.00	10,650,000.00	06/06/23
23	300572209	MF	New York	NY	Actual/360	4.500%	40,978.12	0.00	0.00	N/A	06/06/31	--	10,575,000.00	10,575,000.00	04/06/23
24	310957499	SS	Various	Various	Actual/360	3.177%	24,621.75	0.00	0.00	N/A	05/11/31	--	9,000,000.00	9,000,000.00	06/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	300572086	LO	La Place	LA	Actual/360	4.550%	33,755.89	12,113.56	0.00	N/A	03/06/30	--	8,615,470.40	8,603,356.84	06/06/23
26	410957939	SS	Gilbert	AZ	Actual/360	3.869%	27,452.70	0.00	0.00	N/A	06/11/31	--	8,240,000.00	8,240,000.00	06/11/23
27	300572208	SS	Gainesville	FL	Actual/360	4.580%	32,339.89	0.00	0.00	N/A	06/06/31	--	8,200,000.00	8,200,000.00	06/06/23
28	28102372	MF	New York	NY	Actual/360	3.900%	26,866.67	0.00	0.00	N/A	04/06/30	--	8,000,000.00	8,000,000.00	06/06/23
29	300572218	RT	Houston	TX	Actual/360	4.700%	32,377.78	0.00	0.00	N/A	07/06/31	--	8,000,000.00	8,000,000.00	06/06/23
30	310957680	LO	Lady Lake	FL	Actual/360	4.306%	26,973.90	10,167.89	0.00	N/A	07/11/26	--	7,274,622.83	7,264,454.94	06/11/23
31	325100031	OF	North Little Rock	AR	Actual/360	3.022%	18,891.29	0.00	0.00	07/06/31	06/06/32	--	7,260,000.00	7,260,000.00	06/06/23
32	307331237	LO	Hilton Head	SC	Actual/360	5.240%	31,060.15	7,936.87	0.00	N/A	06/06/31	--	6,883,559.25	6,875,622.38	06/06/23
33	300572219	MF	Bronx	NY	Actual/360	3.820%	22,151.12	0.00	0.00	N/A	07/06/31	--	6,734,000.00	6,734,000.00	06/06/23
34	300572171	RT	Tucson	AZ	Actual/360	4.980%	27,413.16	7,936.44	0.00	N/A	03/06/31	--	6,392,496.89	6,384,560.45	06/06/23
35	300572222	IN	Boonton	NJ	Actual/360	4.900%	26,690.37	7,806.87	0.00	N/A	07/06/31	--	6,325,564.68	6,317,757.81	09/06/22
36	324921001	MH	Fort Worth	TX	Actual/360	4.380%	22,474.45	8,249.73	0.00	N/A	06/06/31	--	5,958,758.03	5,950,508.30	06/06/23
37	307331241	98	Deland	FL	Actual/360	4.010%	20,890.99	0.00	0.00	N/A	06/06/31	--	6,050,000.00	6,050,000.00	06/06/23
38	300572206	MU	Bronx	NY	Actual/360	4.383%	22,645.50	0.00	0.00	N/A	06/06/31	--	6,000,000.00	6,000,000.00	06/06/23
39	300572190	SS	Bowling Green	KY	Actual/360	4.990%	25,781.67	6,390.97	0.00	N/A	05/06/31	--	6,000,000.00	5,993,609.03	06/06/23
40	300572191	MF	Augusta	GA	Actual/360	4.690%	23,671.01	7,152.19	0.00	N/A	05/06/31	--	5,861,174.65	5,854,022.46	07/06/22
41	28002386	LO	Cumming	GA	Actual/360	7.068%	32,487.19	11,158.42	0.00	N/A	05/06/31	--	5,337,728.22	5,326,569.80	06/06/23
42	410957759	SS	Missouri City	TX	Actual/360	3.313%	15,120.16	0.00	0.00	N/A	06/11/31	--	5,300,000.00	5,300,000.00	06/11/23
43	410957773	SS	Arlington	TX	Actual/360	3.308%	15,097.34	0.00	0.00	N/A	06/11/31	--	5,300,000.00	5,300,000.00	06/11/23
44	307331233	RT	Newport News	VA	Actual/360	4.660%	20,505.29	0.00	0.00	N/A	04/06/31	--	5,110,000.00	5,110,000.00	06/06/23
45	307331240	RT	San Tan Valley	AZ	Actual/360	3.970%	16,238.40	0.00	0.00	N/A	06/06/31	--	4,750,000.00	4,750,000.00	06/06/23
46	300572188	MF	Wichita	KS	Actual/360	3.880%	15,661.46	0.00	0.00	N/A	05/06/31	--	4,687,500.00	4,687,500.00	06/06/23
47	300572193	RT	Goodyear	AZ	Actual/360	3.720%	14,735.33	0.00	0.00	N/A	05/06/31	--	4,600,000.00	4,600,000.00	06/06/23
48	28002340	RT	Chicago	IL	Actual/360	4.634%	17,956.75	0.00	0.00	N/A	01/06/30	--	4,500,000.00	4,500,000.00	06/06/23
49	300572196	RT	Harlingen	TX	Actual/360	4.240%	13,363.07	0.00	0.00	N/A	05/06/31	--	3,660,000.00	3,660,000.00	06/06/23
50	300572223	MF	Jacksonville	FL	Actual/360	4.430%	12,959.54	4,629.17	0.00	N/A	07/06/31	--	3,397,242.83	3,392,613.66	06/06/23
52	307331236	IN	Greensboro	NC	Actual/360	4.430%	12,628.20	5,421.17	0.00	N/A	05/06/31	--	3,310,386.04	3,304,964.87	06/06/23
53	300572199	RT	Cambridge	MN	Actual/360	4.150%	11,971.60	0.00	0.00	N/A	05/06/31	--	3,350,000.00	3,350,000.00	06/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	307331239	MF	Anderson	IN	Actual/360	4.740%	13,116.89	5,962.78	0.00	N/A	06/06/31	--	3,213,611.70	3,207,648.92	06/06/23
55	300572187	MF	Warsaw	NC	Actual/360	4.150%	11,524.90	0.00	0.00	N/A	05/06/31	--	3,225,000.00	3,225,000.00	06/06/23
56	300572215	MH	Various	NC	Actual/360	4.710%	12,674.48	0.00	0.00	N/A	07/06/31	--	3,125,000.00	3,125,000.00	06/06/23
57	300572214	OF	Plymouth Meeting	PA	Actual/360	4.420%	9,221.59	3,326.99	0.00	N/A	06/06/31	--	2,422,837.92	2,419,510.93	06/06/23
58	307331238	RT	Tampa	FL	Actual/360	4.360%	7,978.19	0.00	0.00	N/A	05/06/31	--	2,125,000.00	2,125,000.00	06/06/23
59	300572204	RT	Mars Hill	NC	Actual/360	4.080%	7,378.00	0.00	0.00	N/A	05/06/31	--	2,100,000.00	2,100,000.00	06/06/23
60	325100060	IN	Elmwood	LA	Actual/360	2.850%	4,908.33	0.00	0.00	N/A	07/06/31	--	2,000,000.00	2,000,000.00	06/06/23
61	28002409	RT	Saginaw	MI	Actual/360	4.390%	3,202.11	0.00	0.00	07/06/31	06/06/35	--	847,058.00	847,058.00	06/06/23
Totals							2,396,506.16	279,433.30	0.00				739,604,269.78	739,324,836.48
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,448,163.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	91,459,984.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,106,691.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,929,347.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,953,208.04	798,352.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	79,367.17	0.00
6	2,888,252.00	835,760.37	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,387,097.00	859,084.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,733,846.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,485,389.94	417,483.32	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	5,277.87	0.00
10	1,815,120.80	444,094.27	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,167,925.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	5,247,166.00	01/01/23	03/31/23	--	0.00	0.00	55,907.63	55,907.63	0.00	0.00
13	4,135,688.51	905,299.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,229,765.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,969,311.32	1,327,684.26	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,607,649.64	412,407.91	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,866,547.64	495,738.07	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,771,726.46	798,157.02	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,322,272.00	446,040.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	987,461.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,128,667.34	280,628.48	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	926,274.58	248,896.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	40,817.85	80,544.79	0.00	0.00
24	1,075,694.36	272,007.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	354,007.13	0.00	--	--	--	0.00	0.00	0.00	0.00	173,352.87	0.00
26	1,148,977.37	310,708.22	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	223,250.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,460,473.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	741,692.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,983,233.11	2,008,541.62	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	840,022.91	212,085.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,410,850.00	1,476,236.62	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	535,203.12	0.00	--	--	--	0.00	0.00	0.00	0.00	3,706.11	0.00
34	567,489.60	152,687.06	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	03/14/23	1,588,055.82	25,911.77	27,707.50	284,322.26	73,255.38	0.00
36	571,792.72	126,122.05	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	456,870.00	114,789.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	463,123.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	608,046.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	463,125.26	270,193.12	01/01/22	09/30/22	02/13/23	1,473,132.77	28,948.50	24,791.30	309,832.22	0.00	0.00
41	1,679,153.96	1,574,158.72	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	667,457.15	179,372.85	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	736,790.30	171,319.95	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	448,840.00	112,210.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	356,649.60	89,162.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	584,182.15	154,604.85	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	690.04	0.00
47	551,082.29	179,018.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	30.00	0.00
49	560,495.99	94,438.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	4,137.54	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	357,251.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	283,043.00	70,760.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	447,240.53	421,400.56	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	342,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	330,498.63	87,903.94	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	323,768.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	224,419.00	51,790.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	180,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	460,125.76	117,143.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	84,153.32	21,038.33	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	163,619,006.10	22,007,737.48				3,061,188.59	54,860.27	149,224.28	730,606.90	339,816.98	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	1	10,575,000.00	0	0.00	2	12,171,780.27	1	6,317,757.81	0	0.00	0	0.00	0	0.00	0	0.00	3.762721%	3.739427%	91
05/17/23	0	0.00	0	0.00	2	12,186,739.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.762876%	3.739580%	92
04/17/23	1	10,575,000.00	0	0.00	2	12,203,256.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.763036%	3.739737%	93
03/17/23	1	10,575,000.00	0	0.00	2	12,218,086.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.763179%	3.739877%	94
02/17/23	0	0.00	0	0.00	2	12,237,728.79	0	0.00	0	0.00	0	0.00	0	0.00	1	3,352,086.13	3.763370%	3.740063%	95
01/18/23	0	0.00	0	0.00	2	12,252,416.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.763450%	3.740166%	96
12/16/22	0	0.00	1	6,367,515.21	1	5,899,528.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.763590%	3.742441%	97
11/18/22	1	6,375,977.21	0	0.00	1	5,907,264.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.763744%	3.742595%	98
10/17/22	1	6,383,539.46	1	5,914,202.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.763882%	3.744717%	99
09/16/22	2	12,313,816.85	1	847,058.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.764036%	3.744870%	100
08/17/22	1	847,058.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.764172%	3.745007%	101
07/15/22	2	12,342,506.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.764307%	3.745143%	102
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12	325100012	05/01/23	0	B	55,907.63	55,907.63	0.00		20,000,000.00
23	300572209	04/06/23	1	1	40,817.85	80,544.79	0.00		10,575,000.00
35	300572222	09/06/22	8	6	27,707.50	284,322.26	75,763.13		6,391,936.29	12/28/22	2		03/10/23
40	300572191	07/06/22	10	6	24,791.30	309,832.22	13,483.90		5,935,611.37	10/07/22	98
Totals					149,224.28	730,606.90	89,247.03		42,902,547.66
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		20,000,000	20,000,000	0		0
37 - 48 Months		26,518,082	26,518,082	0		0
49 - 60 Months		0	0	0		0
> 60 Months		692,806,755	670,059,974	16,429,022		6,317,758

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	739,324,836	716,578,056	10,575,000	0	5,854,022	6,317,758
May-23	739,604,270	727,417,530	0	0	12,186,739	0
Apr-23	739,897,519	717,119,263	10,575,000	0	12,203,257	0
Mar-23	740,168,540	717,375,454	10,575,000	0	12,218,086	0
Feb-23	740,502,347	728,264,618	0	0	12,237,729	0
Jan-23	744,128,426	731,876,009	0	0	12,252,416	0
Dec-22	744,401,444	732,134,401	0	6,367,515	5,899,528	0
Nov-22	744,695,187	732,411,946	6,375,977	0	5,907,264	0
Oct-22	744,966,188	732,668,446	6,383,539	5,914,202	0	0
Sep-22	745,257,985	732,097,110	12,313,817	847,058	0	0
Aug-22	745,526,982	744,679,924	847,058	0	0	0
Jul-22	745,795,023	733,452,517	12,342,507	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
35	300572222	6,317,757.81	6,391,936.29	9,600,000.00	05/24/21	700,000.00	1.69000	--	07/06/31	336
40	300572191	5,854,022.46	5,935,611.37	5,050,000.00	02/08/23	259,693.12	1.11560	09/30/22	05/06/31	336
Totals		12,171,780.27	12,327,547.66	14,650,000.00		959,693.12

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
35	300572222	IN	NJ	12/28/22	2

Loan transferred to new special servicer effective 4/27/23. Loan initially transferred to special servicing on 12/28/22 due to payment default. Currently paid to 10/6/22. Collateral consists of a 55k SF industrial warehouse in Boonton, NJ.

Foreclosure co mplaint filed 3/10/23 to which Borrower did not respond. Special servicer to continue pursuing foreclosure while evaluating available rights and remedies. Special servicer anticipating receipt of a formal proposal from Borrower in the coming weeks.

40	300572191	MF	GA	10/07/22	98

Loan transferred to new special servicer effective 4/27/23. Loan initially transferred to special servicing on 10/7/22 for payment default. Currently paid to 8/6/22. Collateral for the loan is a 56-unit garden style multifamily property located in

Augusta , Georgia. The Property has been impacted by various issues which has taken many units offline. Borrower has represented that extensive repairs are underway and nearing completion, and has expressed interest in a reinstatement or sale of the asset. The l ender has petitioned for a receivership, with a hearing before the court scheduled for 6/13/23.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	420.68	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	6,693.87	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	5,943.07	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	0.00	12,636.94	0.00	0.00	420.68	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		20,057.62

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Supplemental Notes
None

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